UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  May 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant  is required to disclose the  information  specified by Form N-CSR, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

TANAKA GROWTH FUND

SEMI-ANNUAL REPORT

May 31, 2014

(Unaudited)

Fund Advisor:

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

Toll Free (877) 4TANAKA

TANAKA GROWTH FUND

SHAREHOLDER LETTER

May 31, 2014 (UNAUDITED)

Dear Shareholder,

2nd Quarter & 1st Half 2014

For the calendar 2nd Quarter ending 6/30/14, your Fund was up 13.8% vs. total returns of 4.8%, 5.0% and 4.7% for the Russell 3000 Growth Index, the NASDAQ and the S&P 500.   Due to our strong 2nd Qtr., for the 1st Half, the Fund was up 13.6% vs. total returns of 6.0%, 5.5% and 7.1% for the Russell 3000 Growth Index, the NASDAQ, and the S&P 500.

In the 2nd Qtr., the Fund benefited from individual stock selection with many of our holdings outperforming their sectors.   6 of our stocks were up over 25% and over 40% of our holdings were up double digit percentages in a variety of industries including energy, materials, healthcare, technology, autos, retail and packaged goods.  We have been saying that we believe conditions are favorable for fundamental stock pickers like us and this was the case in the Quarter as many of our companies reported “better-than-expected” earnings growth.  You may have noticed that many companies reporting positive earnings surprises have produced outsized stock appreciation as investors are unusually hungry for earnings growth in a slow growth economy.

TANAKA Growth Fund Ranked #1 Again

Last year your Fund was ranked #1 by Lipper out of 781 “Multi-cap Core” mutual funds, up 45.6% for the 12 months to 9/30/13.  That was tough to do.  So we are even more delighted to announce that this year the Fund was ranked #1 again by Lipper among Multi-cap Core funds for the first 5 months, up 9.1% through 5/31/14.

Many of our Fund shareholders have bought more shares particularly in the last few months.   We thank you for your support.  We remind all our investors, however, that we are long term investors seeking companies that are in the midst of changing their strategies to improve profitability.  Sometimes their fortunes improve quickly and sometimes it takes a few quarters and markets are volatile.  So performance can fluctuate and we caution investors not to focus on short term performance.  We will continue to focus on delivering performance over the long term.

Still Finding Cheap Stocks In a Reasonably Valued Market

Our equity models suggest a possible upside of up to 10% for the broad market averages for the 2nd Half as corporate earnings are growing about 7%/year and P/Es could expand mostly based on current inflation rates.  With economic expansion, unemployment and inflation well short of the Fed’s targets, we expect the Fed to continue to pursue accommodative, stock market friendly policies for at least another year and probably longer.  We are encouraged that we can still find attractive new opportunities.  We have recently made purchases in specialty pharmaceutical companies with promising product pipelines and are researching and visiting growth utilities, REITs, entertainment and other companies.

If you are interested in adding to your Fund investment or enrolling in a monthly automatic investment plan you can call 1-877-4-TANAKA.  You may also send a check written out to the TANAKA Growth Fund to:

The TANAKA Growth Fund

c/o Mutual Shareholder Services

8000 Town Centre, Suite 400

Broadview Heights, OH 44147

Please call or email us if you have any questions.  For those interested in a recent Thomson Reuters interview where I discuss some of the stocks in our Fund please go online to:  http://reut.rs/1qesQae

Thank you for your ongoing support!

Graham Tanaka, CFA

 369 Lexington Ave., 20th Floor,  N.Y.,  N.Y. 10017   Fax : (212) 687-2852   (212) 490-3380  E-mail:  tanaka@tanaka.com

TANAKA GROWTH FUND

SHAREHOLDER LETTER (CONTINUED)

May 31, 2014 (UNAUDITED)

TANAKA Growth Fund (TGFRX) #1 AGAIN!

After being ranked #1 in 1-year performance through 9/30/2013,

up 45.6%, according to Lipper, the TANAKA Growth Fund is

Ranked #1 up 9.1% through 5/31/14*

Lipper has ranked the TANAKA Growth Fund #1 in year-to-date performance through 5/31/14, out of 814 Multi-Cap Core funds, as shown in the Wall Street Journal

Graham Tanaka

President and senior investment analyst/portfolio manager for Tanaka Capital Management and the TANAKA Growth Fund.

Mr. Tanaka has over 35 yrs. experience as an analyst and portfolio manager, and 25 yrs. experience managing mutual fund portfolios

THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month may be obtained by calling 1-877-4TANAKA.

The advisor has agreed to waive its fees and/or absorb expenses of the fund to ensure that total annual operating expenses do not exceed 2.45 percent of the fund’s average net assets (excluding (1) extraordinary expenses and (2)dividend and interest expense to the extent necessary to maintain total operating expenses for Class R shares at 2.45% percent.

The Fund is a non-diversified fund.  The Fund may be subject to additional risk since it can invest in smaller capitalization companies including technology stocks, and it may invest up to 45% of its net assets in foreign securities, including multinational and emerging market securities.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  Please read the prospectus carefully before investing as it contains this and other information about the Fund.  You may obtain a current copy of the Fund's Prospectus by calling 1-877-4TANAKA.  Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions.

'The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

'The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

TANAKA GROWTH FUND

PERFORMANCE ILLUSTRATION

May 31, 2014 (UNAUDITED)

TANAKA Growth Fund (TGFRX)

Through June 2014

Comparison of the Growth of a $10,000 Investment in the TANAKA Growth Fund, Class R, the S&P 500 Index, the Russell 3000 Growth Index and the NASDAQ Composite Index

TANAKA Growth Fund, Class R
S&P 500 Index
NASDAQ Composite Index
Russell 3000 Growth Index
Inception Date 12/30/98
Value
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Dec-98
Dec-99
Dec-00
Dec-01
Dec-02
Dec-03
Dec-04
Dec-05
Dec-06
Dec-07
Dec-08
Dec-09
Dec-10
Dec-11
Dec-12
Dec-13
Date

TANAKA GROWTH FUND

PORTFOLIO ILLUSTRATION

May 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

TANAKA GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2014 (UNAUDITED)

Shares		Value

COMMON STOCKS - 99.92%

Accident & Health Insurance - 3.90%
9,850	Aflac, Inc.	$ 603,116

Beverages - 1.17%
2,055	PepsiCo, Inc.	181,518

Biological Products - 1.16%
2,150	Gilead Sciences Inc.	174,602
112,817	Mymetics Corp. (Switzerland) *	4,400
		179,002
Cigarettes - 4.51%
11,590	Altria Group, Inc.	481,680
2,435	Philip Morris International, Inc.	215,595
		697,275
Crude Petroleum & Natural Gas - 17.30%
4,625	Anadarko Petroleum Corp.	475,727
23,910	Carrizo Oil & Gas, Inc. *	1,373,869
168,903	Harvest Natural Resources, Inc. *	824,247
		2,673,843
Electric Housewares & Fans - 0.68%
1,820	Helen of Troy Corp. (Bermuda) *	105,487

Electronic Computers - 10.05%
2,455	Apple Inc. *	1,554,015

Industrial Instruments for Measurement, Display, and Control - 1.39%
22,740	Rudolph Technologies Inc. *	215,575

Measuring & Controlling Device - 1.42%
12,760	Nanometrics, Inc. *	218,962

Motor Vehicles & Passenger Car - 2.17%
1,618	Tesla Motors, Inc. *	336,172

Pharmaceutical Preparations - 9.32%
107,022	Catalyst Pharmaceuticals Partners, Inc. *	235,448
1,492	Celgene Corp. *	228,321
7,445	Valeant Pharmaceuticals, Inc. (Canada) *	976,858
		1,440,627

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

May 31, 2014 (UNAUDITED)

Shares		Value

Plastics Foam Products - 8.69%
122,710	China XD Plastics Co., Ltd. (China) *	$ 1,342,447

Primary Smelting & Refining of Nonferruos Metals -0.00%
27,365	Blue Earth Refineries, Inc. *	0

Radio & TV Broadcasting & Communications Equipment - 3.99%
7,659	Qualcomm, Inc.	616,167

Retail-Drug Stores and Proprietary Stores - 2.45%
5,260	Walgreen Co.	378,247

Retail-Eating Places - 2.71%
5,410	Yum! Brands, Inc.	418,247

Security Brokers, Dealers & Flotation Companies - 1.89%
6,457	Stifel Financial Corp. *	291,856

Semiconductors & Related Devices - 3.91%
29,820	Alliance Fiber Optic Products, Inc. *	604,750

Services - Computer Integrated Systems Design - 2.91%
13,000	Yahoo, Inc. *	450,450

Services - Computer Programming Services - 7.98%
18,110	Synaptics, Inc. *	1,232,929

Services-Medical Laboratories - 3.45%
19,944	Bio-Reference Laboratories, Inc. *	533,701

Services-Prepackaged Software - 3.69%
85,660	Neonode, Inc. *	302,380
12,150	Symantec Corp.	267,178
		569,558
Special Industry Machinery - 5.18%
5,085	ASML Holdings NV (Netherlands)	436,700
171,560	Mattson Technology, Inc. *	363,707
		800,407
Telephone & Telegraph Apparatus - 0.00%
127	Nortel Networks Corp. (Canada) *	1

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

May 31, 2014 (UNAUDITED)

Shares		Value

Wholesale-Petroleum & Petroleum Products - 0.00%
245,630	Fuelnation, Inc.	$ 0

TOTAL FOR COMMON STOCKS (11,644,979) - 99.92%		15,444,352

WARRANTS - 0.16%
28,261	Catalyst Pharmaceuticals Partners, Inc. *	25,435
TOTAL FOR WARRANTS (Cost $0) - 0.16%		25,435

TOTAL INVESTMENTS (Cost $11,644,979) - 100.08%		15,469,787

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%		(12,415)

NET ASSETS - 100.00%		$ 15,457,372

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 (UNAUDITED)

Assets:
Investments, at Value (Cost $11,644,979)	$ 15,469,787
Receivables:
Shareholder Subscriptions	2,000
Dividends and Interest	5,309
Portfolio Securities Sold	19,279
Prepaid Expenses	14,541
Total Assets	15,510,916
Liabilities:
Distribution (12b-1) Fees Payable	1,781
Due to Advisor	14,998
Administration Fees	1,214
Shareholder Redemptions	9,501
Other Accrued Expenses	26,050
Total Liabilities	53,544
Net Assets	$ 15,457,372

Net Assets Consist of:
Capital Stock	$ 7,702
Paid In Capital	14,478,139
Undistributed Net Investment Loss	(118,369)
Accumulated Realized Loss on Investments	(2,734,908)
Unrealized Appreciation in Value of Investments	3,824,808
Net Assets, for 770,199 Shares Outstanding	$ 15,457,372

Net Asset Value and Offering Price Per Share	$ 20.07

Minimum Redemption Price Per Share ($20.07*0.98) (Note 5)	$ 19.67

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2014 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding taxes of $644)	$ 58,023
Money Fund Dividends	58
Total Investment Income	58,081

Expenses:
Advisory	72,021
Transfer Agent	24,757
Printing and Mailing	14,425
Distribution	18,005
Registration	10,722
Legal	8,976
Administrative	7,202
Audit	7,131
Miscellaneous	3,700
Insurance	3,079
Custody	3,067
Total Expenses	173,085
Fees subject to recoupment by the Advisor (Note 3)	3,365
Net Expenses	176,450

Net Investment Loss	(118,369)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	65,057
Net Change in Unrealized Appreciation on Investments	1,909,285
Realized and Unrealized Gain on Investments	1,974,342

Net Increase in Net Assets Resulting from Operations	$ 1,855,973

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2014	11/30/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (118,369)	$ (231,757)
Net Realized Gain on Investments	65,057	196,541
Proceeds from Securities Litigations	-	1,924,463
Unrealized Appreciation on Investments	1,909,285	3,078,353
Net Increase in Net Assets Resulting from Operations	1,855,973	4,967,600

Capital Share Transactions	(679,285)	(791,992)

Total Increase	1,176,688	4,175,608

Net Assets:
Beginning of Period	14,280,684	10,105,076

End of Period (Including Undistributed Net Investment Income (Loss) of $(118,369) and $0, respectively)	$15,457,372	$14,280,684

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2014		Years Ended
			11/30/ 2013	11/30/ 2012	11/30/ 2011	11/30/ 2010	11/30/ 2009

Net Asset Value, at Beginning of Period	$ 17.68		$ 11.68	$ 11.12	$ 11.82	$ 11.19	$ 7.94

Income From Investment Operations:
Net Investment Loss *	(0.15)		(0.28)	(0.15)	(0.11)	(0.22)	(0.13)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.54		6.28	0.71	(0.59)	0.85	3.38
Total from Investment Operations	2.39		6.00	0.56	(0.70)	0.63	3.25

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 20.07		$ 17.68	$ 11.68	$ 11.12	$ 11.82	$ 11.19

Total Return ** (a)	13.52%	(c)	51.37%	5.04%	(5.92)%	5.63%	40.93%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,457		$14,281	$10,105	$10,698	$ 3,015	$ 3,382
Before Waivers or Recoupments
Ratio of Expenses to Average Net Assets	2.40%	(b)	2.49%	2.79%	2.63%	3.22%	3.38%
Ratio of Net Investment Loss to Average Net Assets	(1.60)%	(b)	(1.83)%	(1.56)%	(1.10)%	(2.56)%	(2.39)%
After Waivers or Recoupments
Ratio of Expenses to Average Net Assets	2.45%	(b)	2.45%	2.45%	2.45%	2.45%	2.45%
Ratio of Net Investment Loss to Average Net Assets	(1.64)%	(b)	(1.79)%	(1.22)%	(0.91)%	(1.80)%	(1.46)%
Portfolio Turnover	8.11%	(c)	34.52%	49.80%	54.24%	45.47%	16.46%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends, if any.

*** The Fund will impose a 2.00% redemption fee on shares redeemed within 5 days of purchase.

(a) The Fund's total return for the year ended November 30, 2013 would have been 32.19% if it had not received proceeds from securities litigations in the amount of $1,924,463.

(b) Annualized.

(c) Not Annualized.

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2014 (UNAUDITED)

NOTE 1. ORGANIZATION

The TANAKA  Growth Fund (the "Fund") was  organized as a series of TANAKA Funds, Inc.,  a Maryland  corporation  (the  "Company")  on November 5, 1997;  the Fund commenced  operations  on December 30, 1998.  The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.  The Fund's investment objective is to provide growth of capital. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income to its shareholders.  Therefore, no federal tax provision is required.  If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period.  Management has reviewed the tax positions taken on its 2010-2012 returns and expected to be taken in the Fund’s 2013 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.   The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income less foreign taxes withheld is  recorded  on  the ex-dividend   date  and  interest  income  is  recorded  on  an  accrual  basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long-term capital  gains and its net  realized  short term capital  gains at least once a year.  Distributions to shareholders which are determined in accordance with income tax regulations and are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.   These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified  in the  components  of the net  assets  based  on  their  ultimate characterization  for federal  income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates - The   preparation  of  financial   statements  in  conformity   with  accounting principles   generally  accepted  in  the  United  States  of   America requires management to make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2014 (UNAUDITED)

increases and  decreases  in net  assets  from  operations  during the  reporting  period. Actual results could differ from those estimates.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

NOTE 3. FAIR VALUE OF INVESTMENTS

Security  Valuation - Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Fair Value Pricing – The Board of Directors has delegated to the Advisor responsibility for determining the value of the Fund’s portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.  However, the Fund may invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be circumstances under which the Fund would hold a security that would need to be fair value priced.  Examples of when it would be likely that the Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security trades were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2014 (UNAUDITED)

foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that the Advisor’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Following the calculation of security  values in terms of the currency in which the market  quotation used is expressed  ("local  currency"),  the pricing agent shall,  prior  to the  next  determination  of the  NAV  of the  Fund's  shares, calculate  these values in terms of U.S. dollars on the basis of the conversion of the local  currencies (if other than U.S. dollars) into U.S. dollars at the rates  of  exchange  prevailing  at the  valuation  time  as  determined  by the pricing agent.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of May 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 15,444,352	$ -	$ -	$ 15,444,352
Warrants	-	25,435	-	25,435
	$ 15,444,352	$ 25,435	$ -	$ 15,469,787

The Fund did not hold any Level 3 assets during the six months ended March 31, 2014. The Fund did not hold any derivative instruments at any time during the six months ended March 31, 2014. There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2014 (UNAUDITED)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments and act as Administrator to the Fund.  The Advisor was organized as a Delaware corporation in 1986.  Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor serve as director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval by the Board.  As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six months ended May 31, 2014, the Advisor earned a fee of $72,021 from the Fund. The Advisor  has  contractually  agreed to waive all or a portion of its  management fees and/or reimburse the Fund for the expenses  it incurs,  but only to the extent  necessary to maintain  total annual operating expenses at 2.45% of the average daily net assets, through  November 30, 2014. For the six months ended May 31, 2014, the Advisor is subject to recoup previously waived expenses of $3,365. At May 31, 2014, the Fund owed the Advisor $14,998 for advisory fees.

The Fund has agreed that any operating expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, if the total expenses for the Fund for each such year or years, after giving effect to the repayment, do not exceed 2.45% of the average daily net assets (or any lower expense limitation or limitations to which the Advisor may agree). At November 30, 2013, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
November 30, 2011	November 30, 2014	$20,242
November 30, 2012	November 30, 2015	$38,046
November 30, 2013	November 30, 2016	$ 5,304

Under the terms of the Administrative Agreement, the Advisor will provide administrative services which are necessary for the day-to-day operations of the Fund.  As compensation for the administrative services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund.  For the six months ended May 31, 2014, the Advisor earned a fee of $7,202 from the Fund.  At May 31, 2014, the Fund owed the Advisor $1,214 for administrative fees.

The  Fund has  adopted  a plan  pursuant  to Rule  12b-1 under  the  Investment Company Act of 1940 for each class of shares  authorized  (each  such  plan,  a "Distribution  Plan"). The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets. The 12b-1 fees are paid to securities dealers and other financial institutions and organizations as compensation for services in connection with sales of shares of the Fund. Total fees incurred under the Distribution Plan for the six months ended May 31, 2014, were $18,005.  For the six months ended May 31, 2014, the Advisor earned 12b-1 fees of $11,384.  At May 31, 2014, the Fund owed $1,781 in 12b-1 fees, which is due to the Advisor.

NOTE 5. INVESTMENTS

For the six months ended May 31, 2014, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases	$1,164,873
Sales	$1,507,972

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2014 (UNAUDITED)

NOTE 6. CAPITAL SHARES

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund.  Capital stock par value and paid in capital at May 31, 2014, was $14,478,139. Capital share transactions for the six months ended May 31, 2014 and the year ended November 30, 2013, respectively, were as follows:

	Six Months Ended 5/31/14		Year Ended 11/30/13
	Shares	$ Amount	Shares	$ Amount
Shares sold	7,787	$ 145,036	96,473	$ 1,546,694
Shares issued in reinvestment of distributions	-	-	-	-
Shares redeemed	(45,150)	(824,321)	(154,429)	(2,338,686)
Net increase (decrease)	(37,363)	$(679,285)	(57,956)	$ (791,992)

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase.  For the six months ended May 31, 2014, no redemption fees were collected by the Fund from shareholder transactions.

NOTE 7.   TAX MATTERS

As of November 30, 2013, the tax basis components of distributable earnings, was as follows:

Undistributed ordinary income		$ -

Capital loss carry-forwards expiring +:	11/30/2016	(1,844,716)
	11/30/2017	(955,251)
($ 2,799,967)

As of November 30, 2013, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities	$ 2,550,854
Gross unrealized depreciation on investment securities	(635,331)
Net unrealized appreciation on investment securities	$ 1,915,523

Tax Cost of investment securities *	$ 12,399,539

* Includes short-term investment.

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

TANAKA GROWTH FUND

EXPENSE ILLUSTRATION

May 31, 2014 (UNAUDITED)

Expense Example

As a shareholder of the TANAKA Growth Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; transaction fees such as redemption fees and ongoing costs; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2013 through May 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2013	May 31, 2014	December 1, 2013 to May 31, 2014

Actual	$1,000.00	$1,135.18	$13.04
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,012.72	$12.29

* Expenses are equal to the Fund's annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

TANAKA GROWTH FUND

DIRECTORS & OFFICERS

May 31, 2014 (UNAUDITED)

The following table provides information regarding each Director who is not an interested person of the Company, as defined in the 1940 Act.

Name (Age)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
David M. Fox (65)	Director (since 1997)	President and CEO of David Fox & Associates, a television programming sales firm, since 2001.	None
Thomas R. Schwarz (77)	Director (since 1997)	Retired; President and COO of Dunkin Donuts, Inc. from 1966 to 1989; CEO of Grossmans, Inc. from 1989 to 1994.	TransAct Technologies, Inc.
Michael E. Nelson (52)	Director (since 2007)	Senior Associate, CB Richard Ellis; Treasurer, Greenwich Audubon Society; Member, Real Estate Finance Association of Fairfield County; Member, Building Owners and Managers Association.	None

The following table provides information regarding each Director who is an interested person of the Company, as defined in the 1940 Act, and each officer of the Company.

Name (Age)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Graham Y. Tanaka (65) *	Chairman, CEO and President (since 1997)	President of Tanaka Capital Management, Inc. since 1986.	TransAct Technologies, Inc.
Max Quinlin (27)	Treasurer, Secretary, CFO and CCO (since 2013)	Analyst at Tanaka Capital Management, Inc., Associate at Bank of New York Mellon Global Markets, Associate at Freepoint Commodities	None

* “Interested person”, as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

The Directors were paid no fees for the six months ended May 31, 2014.

Each Director serves until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a family of funds or a fund complex, and the only fund overseen by the Board is the Fund.

The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 369 Lexington Avenue, New York, New York 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING AND QUARTERLY PORTFOLIO SCHEDULE

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on February 28 and August 31.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-4TANAKA.

DIRECTORS

Graham Y. Tanaka

David M. Fox

Thomas R. Schwarz

Michael E. Nelson

OFFICERS

Graham Y. Tanaka, Chairman and President

Max Quinlin

INVESTMENT ADVISOR

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

David Jones & Associates

395 Sawdust Road, #2137

The Woodlands, TX  77380

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Item 1.  Reports to Stockholders.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  A copy of registrant’s code of ethics will be provided to any person who requests it, without charge.  To receive a copy of the registrant's code of ethics, write to the Fund at Tanaka Funds, Inc., 369 Lexington Avenue, 20th Floor, New York, NY  10017.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by this report, the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Mr. David Fox is an audit committee financial expert.  Mr. David Fox is independent for purposes of this Item 3.  He has acquired his attributes through education and experience.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     July 24, 2014

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  July 24, 2014

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date  July 24, 2014

* Print the name and title of each signing officer under his or her signature.